UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY	10041
(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / MAY 31, 2008

Legg Mason Partners

Intermediate Maturity New York Municipals Fund

Managed by	WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to provide New York investors with as high a level of current income exempt from federal income taxes and New York State and New York City personal income taxes* as is consistent with the preservation of principal.

*	Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax adviser.

What’s inside

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was lackluster at best during the six-month reporting period ended May 31, 2008. Third quarter 2007 U.S. gross domestic product (“GDP”)i growth was 4.9%, its strongest showing in four years. However, continued weakness in the housing market, an ongoing credit crunch and soaring oil and food prices then took their toll on the economy. During the fourth quarter of 2007, GDP growth was 0.6%. The U.S. Commerce Department then reported that first quarter 2008 GDP growth was a modest 1.0%. While it was once debated whether or not the U.S. would fall into a recession, it is now looking more likely that the U.S. could experience a mild recession. Even areas of the economy that had once been fairly resilient have begun to falter, including the job market. The U.S. Department of Labor reported that payroll employment declined in each of the first five months of 2008 and the unemployment rate rose to 5.5% in May, its highest level since October 2004.

Ongoing issues related to the housing and subprime mortgage markets and an abrupt tightening in the credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions during the reporting period. At its meeting in September 2007, the Fed reduced the federal funds rateiii from 5.25% to 4.75%. This marked the first reduction in the federal funds rate since June 2003. The Fed reduced the federal funds rate an additional 25 basis points in October 2007. Then, over the course of the reporting period, the Fed lowered rates on five more occasions, bringing the federal funds rate to 2.00% as of May 31, 2008. In its statement accompanying the April rate cut, the Fed stated: “Recent information indicates that economic activity remains weak. Household and business spending has been subdued and labor markets have softened further. Financial markets remain under considerable stress, and tight credit conditions and the deepening housing contraction are likely to weigh on economic growth over the next few quarters.”

In addition to lowering short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. In March 2008, the Fed

Legg Mason Partners Intermediate Maturity New York Municipals Fund	I

Letter from the chairman continued

established a new lending program allowing certain brokerage firms, known as primary dealers, to also borrow from its discount window. The Fed also increased the maximum term for discount window loans from 30 to 90 days. Then, in mid-March, the Fed played a major role in facilitating the purchase of Bear Stearns by JPMorgan Chase.

During the six-month reporting period ended May 31, 2008, both short- and long-term Treasury yields experienced periods of volatility. This was due, in part, to mixed economic and inflation data, the fallout from the subprime mortgage market crisis and shifting expectations regarding the Fed’s monetary policy. Within the bond market, investors were initially focused on the subprime segment of the mortgage-backed market. These concerns broadened, however, to include a wide range of financial institutions and markets. As a result, other fixed-income instruments also experienced increased price volatility. This turmoil triggered several “flights to quality,” causing Treasury yields to move lower (and their prices higher), while riskier segments of the market saw their yields move higher (and their prices lower). Longer-term Treasury yields then moved higher at the end of the reporting period, as record high oil prices and rising food prices triggered inflationary concerns.

Overall, during the six months ended May 31, 2008, two-year Treasury yields fell from 3.04% to 2.66%. Over the same time frame, 10-year Treasury yields rose from 3.97% to 4.06%.

The municipal bond market performed largely in line with its taxable bond counterparts over the six months ended May 31, 2008. Over that period, the Lehman Brothers Municipal Bond Indexiv and the Lehman Brothers U.S. Aggregate Indexv returned 1.44% and 1.49%, respectively. Earlier in the reporting period, the municipal market was adversely affected by increased investor risk aversion and fears that an economic recession would negatively impact municipalities, as they would generate less tax revenues. In addition, several large bond insurers experienced rating downgrades due to concerns that they no longer had enough capital to guarantee billions of dollars in debt due to the fallout from the subprime mortgage crisis. However, the municipal market rebounded as the reporting period progressed, as investors were drawn to their attractive yields versus Treasurys.

II	Legg Mason Partners Intermediate Maturity New York Municipals Fund

Performance review

For the six months ended May 31, 2008, Class A shares of Legg Mason Partners Intermediate Maturity New York Municipals Fund, excluding sales charges, returned 2.09%. The Fund’s new unmanaged benchmark, the Lehman Brothers New York Intermediate Municipal Bond Indexvi, returned 2.40% over the same time frame. Its former unmanaged benchmarks, the Lehman Brothers Five-Year Municipal Bond Indexvii and the Lehman Brothers Seven-Year Municipal Bond Indexviii, returned 2.60% and 2.31%, respectively, for the same period. The Lipper New York Intermediate Municipal Debt Funds Category Average1 returned 1.31% over the same time frame.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes may apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

PERFORMANCE SNAPSHOT as of May 31, 2008 (excluding sales charges) (unaudited)
6 MONTHS
Intermediate Maturity New York Municipals Fund — Class A Shares	2.09%
Lehman Brothers New York Intermediate Municipal Bond Index	2.40%
Lehman Brothers Five-Year Municipal Bond Index	2.60%
Lehman Brothers Seven-Year Municipal Bond Index	2.31%
Lipper New York Intermediate Municipal Debt Funds Category Average[1]	1.31%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Excluding sales charges, Class C shares returned 1.75% over the six months ended May 31, 2008. All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower.

Performance of Class I shares is not shown because this share class commenced operations on April 1, 2008.

The 30-Day SEC Yields for the period ended May 31, 2008 for Class A, C and I shares were 3.18%, 2.59% and 3.31%, respectively. Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the 30-Day SEC Yields for Class A, C and I shares would have been 3.14%, 2.55% and 3.27%, respectively. The 30-Day SEC Yield is the average annualized net investment income per share for the 30-day period indicated and is subject to change.

TOTAL ANNUAL OPERATING EXPENSES (unaudited)
As of the Fund’s most current prospectus dated March 20, 2008, the gross total operating expenses for Class A, Class C and Class I shares were 0.90%, 1.57% and 0.75%, respectively.

[1]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2008, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 28 funds in the Fund’s Lipper category, and excluding sales charges.

Legg Mason Partners Intermediate Maturity New York Municipals Fund	III

Letter from the chairman continued

Information about your fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Fund’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Fund is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

June 27, 2008

IV	Legg Mason Partners Intermediate Maturity New York Municipals Fund

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind, the Fund’s investments are subject to interest rate and credit risks. As interest rates rise, bond prices fall, reducing the value of the Fund’s share price. The Fund may invest in securities rated below investment grade, which carry more risk than higher-rated securities. As a non-diversified fund, it can invest a larger percentage of its assets in fewer issues than a diversified fund. This may magnify the Fund’s losses from events affecting a particular issuer. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Lehman Brothers Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

The Lehman Brothers New York Intermediate Municipal Bond Index is a market value weighted index of New York investment grade (Baa3/BBB- or higher) fixed-rate municipal bonds with maturities of 5 to 10 years.

vii	The Lehman Brothers Five-Year Municipal Bond Index is a market value weighted index representative of the medium term (4 to 6 years) tax-exempt bond market.

viii

The Lehman Brothers Seven-Year Municipal Bond Index is a market value weighted index based on municipal bonds having an approximate maturity of seven years. The debt includes general obligation, revenue and pre-refunded bonds.

Legg Mason Partners Intermediate Maturity New York Municipals Fund	V

Fund at a glance (unaudited)

INVESTMENT BREAKDOWN (%) As a percent of total investments — May 31, 2008

Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2007 and held for the six months ended May 31, 2008.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN WITHOUT SALES CHARGES[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[3]
Class A	2.09%	$1,000.00	$1,020.90	0.80%	$4.04
Class C	1.75	1,000.00	1,017.50	1.46	7.36
Class I4	0.68	1,000.00	1,006.80	0.50	0.75

[1]	For the six months ended May 31, 2008, unless otherwise noted.

[2]

Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

[4]	For the period April 1, 2008 (inception date) to May 31, 2008.

2	Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO	EXPENSES PAID DURING THE PERIOD[2]
Class A	5.00%	$1,000.00	$1,021.00	0.80%	$4.04
Class C	5.00	1,000.00	1,017.70	1.46	7.36
Class I3	5.00	1,000.00	1,006.76	0.50	0.75

[1]	For the six months ended May 31, 2008, unless otherwise noted.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 366.

[3]	For the period April 1, 2008 (inception date) to May 31, 2008.

Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2008

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

MUNICIPAL BONDS — 86.8%
	Education — 15.0%
$710,000	Hempstead Town, NY, IDA Civic Facility Revenue, Adelphi University, 5.250% due 2/1/14	$732,003
	Nassau County, NY, IDA Civic Facility Revenue, Hofstra University Project, MBIA:
1,250,000	5.250% due 7/1/13	1,367,900
2,000,000	5.250% due 7/1/14	2,206,100
	New York State Dormitory Authority Revenue:
2,400,000	City University Refunding, AMBAC/TCRS, 5.750% due 7/1/12	2,546,688
500,000	Siena College, MBIA, 5.000% due 7/1/10	525,530
	St. Johns University, MBIA:
1,000,000	5.000% due 7/1/19	1,078,610
1,200,000	5.000% due 7/1/20	1,280,184
1,000,000	5.000% due 7/1/21	1,061,370
1,100,000	St. Thomas Aquinas, Radian, 5.000% due 7/1/14	1,112,012
725,000	Yeshiva University, AMBAC, 5.375% due 7/1/15	767,101
	Troy, NY, IDA Civic Facility Revenue, Rensselaer Polytechnic Institute:
1,150,000	5.500% due 9/1/11	1,234,812
1,100,000	5.500% due 9/1/12	1,192,730
1,000,000	5.500% due 9/1/13	1,080,190
	Total Education	16,185,230
	Electric — 5.3%
	Long Island Power Authority, Electric System Revenue:
2,500,000	5.250% due 6/1/13(a)	2,713,075
2,000,000	MBIA, 5.250% due 4/1/10	2,022,620
1,000,000	Port Authority of New York & New Jersey Special Obligation Revenue, Fourth Installment, Special Project, KIAC-4, 6.750% due 10/1/11(b)	1,004,950
	Total Electric	5,740,645
	Hospitals — 9.2%
1,500,000	New York State Dormitory Authority Lease Revenue, Municipal Health Facilities Improvement Program, FSA, 5.500% due 1/15/14	1,604,175
	New York State Dormitory Authority Revenue:
4,555,000	FHA of New York & Presbyterian Hospital, FSA, 5.250% due 2/15/25	4,772,775
1,000,000	Mental Health Services Facilities Improvement, 6.000% due 2/15/12	1,096,120
1,370,000	NYSARC Inc., FSA, 5.000% due 7/1/12	1,465,105
1,000,000	Syracuse, NY, IDA Civic Facility Revenue, Crouse Health Inc., Project, LOC-Bank of America, 5.000% due 1/1/10	1,018,300
	Total Hospitals	9,956,475

See Notes to Financial Statements.

4	Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Industrial Development — 0.7%
$750,000	Essex County, NY, IDA, PCR, International Paper Co. Project, 5.700% due 7/1/16(b)	$749,963
	Leasing — 12.1%
460,000	Capital District Youth Center, Lease Revenue, LOC-KeyBank N.A., 6.000% due 2/1/17	462,148
	New York State Dormitory Authority Revenue:
2,000,000	City University Systems, Second Generation, FGIC, 5.000% due 7/1/16	2,042,180
1,000,000	Third General Resolution, MBIA/IBC, 5.250% due 11/15/12	1,089,960
	New York State Urban Development Corp.:
4,645,000	Correctional and Youth Facilities, Unrefunded Balance, 5.500% due 1/1/17(c)	4,903,401
1,900,000	Revenue, Correctional Facilities, 6.500% due 1/1/09	1,944,954
	Virgin Islands Public Finance Authority Revenue, Senior Lien:
1,580,000	5.300% due 10/1/11	1,601,994
1,000,000	5.500% due 10/1/13	1,013,440
	Total Leasing	13,058,077
	Local General Obligation — 8.7%
860,000	Huntington Union Free School District, GO, FGIC, 5.500% due 7/15/11	925,025
1,000,000	Monroe County, NY, GO, Public Improvement, 6.000% due 3/1/18	1,112,170
1,000,000	Nassau County, NY, GO, Combined Sewer Districts, MBIA, 5.400% due 5/1/10	1,054,840
435,000	Niagara County, NY, GO, Environmental Infrastructure, MBIA, 5.250% due 8/15/13	476,490
275,000	North Hempstead, NY, GO, 5.000% due 5/15/12	294,478
630,000	Nyack, NY, GO, Union Free School District, FGIC, 5.250% due 12/15/15	693,661
	Pulaski, Central School District, NY, GO, FGIC:
445,000	5.000% due 6/15/11	468,879
780,000	5.000% due 6/15/12	827,229
	Suffolk County, NY:
1,880,000	GO, Public Improvement, MBIA, 5.250% due 4/1/13	2,022,542
1,395,000	Judicial Facilities Agency, Service Agreement Revenue, John P. Cohalan Complex, AMBAC, 5.750% due 10/15/11	1,462,685
	Total Local General Obligation	9,337,999
	Other Revenue — 1.2%
1,990,000	Municipal Assistance Corp. for the City of Troy, NY, Capital Appreciation, MBIA, zero coupon bond to yield 5.690% due 1/15/19	1,243,432
	Pre-Refunded/Escrowed to Maturity — 7.4%
1,540,000	Buffalo, NY, GO, School, FSA, 4.750% due 2/1/16	1,585,615

See Notes to Financial Statements.

Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report	5

Schedule of investments (unaudited) continued

May 31, 2008

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Pre-Refunded/Escrowed to Maturity — 7.4% continued
$1,000,000	Erie County, NY, GO, Public Improvement, FGIC, 5.750% due 10/1/11(d)	$1,043,030
640,000	New York State Dormitory Authority Revenue, New York Law School, AMBAC, 5.200% due 7/1/08(e)	641,658
605,000	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revenue, 5.250% due 6/15/14(e)(f)	620,718
1,000,000	New York State Thruway Authority, Highway & Bridge Transportation Fund, FGIC, 5.500% due 4/1/16(d)	1,085,750
605,000	Onondaga County, NY, IDA, Syracuse Home Association Project, LOC-HSBC Bank (USA) Inc., 5.000% due 12/1/13(d)	626,580
240,000	Suffolk County, NY, Water Authority, Waterworks Revenue, Senior Lien, MBIA, 5.100% due 6/1/09(e)	247,942
2,050,000	Yonkers, NY, GO, FGIC, 5.000% due 6/1/15	2,132,881
	Total Pre-Refunded/Escrowed to Maturity	7,984,174
	Special Tax — 9.5%
1,100,000	Municipal Assistance Corp. for the City of Troy, NY, MBIA, 5.000% due 1/15/16	1,110,285
	New York City, NY, TFA Revenue, Future Tax Secured:
1,000,000	5.375% due 2/1/15	1,063,100
1,450,000	4.750% due 11/15/16	1,480,203
1,600,000	MBIA, 5.250% due 5/1/12	1,726,432
	New York State Dormitory Authority, State Personal Income Tax Revenue:
2,500,000	5.000% due 3/15/23	2,650,675
2,000,000	Economic Development & Housing, 5.000% due 12/15/17	2,212,280
	Total Special Tax	10,242,975
	Transportation — 7.9%
950,000	Albany, NY, Parking Authority Revenue, 5.250% due 10/15/12	998,668
2,000,000	MTA of New York, Service Contract, FSA, 5.500% due 11/15/13	2,192,720
1,000,000	New York State Thruway Authority, State Personal Income Tax Revenue, 5.000% due 3/15/19	1,087,340
1,600,000	Niagara Falls, Bridge Commission Toll Revenue, FGIC, 5.250% due 10/1/15	1,708,976
415,000	Port Authority of New York & New Jersey Special Obligation Revenue, Special Project, JFK International Airport Terminal 6, MBIA, 6.250% due 12/1/10(b)	442,822
2,000,000	Triborough Bridge & Tunnel Authority New York Revenue, General Purpose, 5.250% due 1/1/14	2,136,020
	Total Transportation	8,566,546
	Water & Sewer — 9.8%
3,250,000	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, MBIA, 5.000% due 6/15/15	3,284,905

See Notes to Financial Statements.

6	Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	Water & Sewer — 9.8% continued
	New York State Environmental Facilities Corp., State Clean Water & Drinking:
$1,900,000	Revolving Funds, 5.250% due 6/15/14	$2,015,577
395,000	Second Resources, Unrefunded Balance, 5.250% due 6/15/14	399,637
4,000,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, 5.000% due 7/1/28	4,121,200
760,000	Suffolk County, NY, Water Authority, Waterworks Revenue, Unrefunded Balance, Senior Lien, MBIA, 5.100% due 6/1/09	784,009
	Total Water & Sewer	10,605,328
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $90,401,341)	93,670,844
SHORT-TERM INVESTMENTS — 9.7%
	Finance — 3.8%
	New York City, NY, TFA:
300,000	Future Tax Secured, Subordinated, SPA-Landesbank Hessen-Thuringen, 1.300%, 6/2/08(g)	300,000
	New York City Recovery Project Revenue:
400,000	SPA-Landesbank Baden-Wurttemberg, 1.300%, 6/2/08(g)	400,000
1,100,000	SPA-Royal Bank of Canada, 1.550%, 6/2/08(g)	1,100,000
	Subordinated:
385,000	LIQ-Bayerische Landesbank, 1.300%, 6/2/08(a)(g)	385,000
1,000,000	LIQ-Dexia, 1.150%, 6/2/08(g)	1,000,000
705,000	LIQ-JPMorgan Chase, 1.550%, 6/2/08(a)(g)	705,000
200,000	SPA-Royal Bank of Canada, 1.300%, 6/2/08(g)	200,000
	Total Finance	4,090,000
	General Obligation — 5.2%
	New York City, NY, GO:
400,000	LOC-Bank of America N.A., 1.150%, 6/2/08(g)	400,000
	LOC-JPMorgan Chase:
200,000	0.950%, 6/2/08(g)	200,000
200,000	1.250%, 6/2/08(g)	200,000
300,000	LOC-Morgan Guaranty Trust, 0.950%, 6/2/08(g)	300,000
	Subordinated:
300,000	LOC-Bank of New York, 1.350%, 6/2/08(g)	300,000
400,000	LOC-Dexia Credit Local, 1.180%, 6/2/08(g)	400,000
700,000	LOC-JPMorgan Chase, 0.950%, 6/2/08(g)	700,000
400,000	LOC-JPMorgan Chase Bank, 1.250%, 6/2/08(g)	400,000
800,000	LOC-Westdeutsche Landesbank, 1.150%, 6/2/08(g)	800,000
	New York, NY, GO:
500,000	A-7, JPMorgan Guaranty Trust, 1.350%, 6/2/08(g)	500,000

See Notes to Financial Statements.

Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report	7

Schedule of investments (unaudited) continued

May 31, 2008

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND
FACE AMOUNT	SECURITY	VALUE

	General Obligation — 5.2% continued
$300,000	LOC-JPMorgan Chase, 1.250%, 6/2/08(g)	$300,000
1,000,000	Subordinated, 1.150%, 6/1/08(g)	1,000,000
100,000	Subordinated, LOC-JPMorgan Chase, 0.950%, 6/2/08(g)	100,000
	Total General Obligation	5,600,000
	Housing: Multi-Family — 0.4%
200,000	New York State Housing Finance Agency, Revenue, 88 Leonard Street Housing, LOC-Landesbank Hessen-Thuringen, 1.450%, 6/4/08(g)	200,000
200,000	New York, NY, HDC, MFH, Revenue, 90 West St., LIQ-FNMA, 1.520%, 6/4/08(g)	200,000
	Total Housing: Multi-Family	400,000
	Water & Sewer — 0.3%
345,000	New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Subordinated, SPA-Dexia Credit Local, 1.350%, 6/5/08(g)	345,000
	TOTAL SHORT-TERM INVESTMENTS (Cost — $10,435,000)	10,435,000
	TOTAL INVESTMENTS — 96.5% (Cost — $100,836,341#)	104,105,844
	Other Assets in Excess of Liabilities — 3.5%	3,803,556
	TOTAL NET ASSETS — 100.0%	$107,909,400

(a)	All or a portion of this security is segregated for open futures contracts and extended settlements.

(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(c)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2008.

(d)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

8	Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Abbreviations used in this schedule:

AMBAC — Ambac Assurance Corporation-Insured Bonds
FGIC — Financial Guaranty Insurance Company-Insured Bonds
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
FSA — Financial Security Assurance-Insured Bonds
GO — General Obligation
HDC — Housing Development Corporation
IBC — Insured Bond Certificates
IDA — Industrial Development Authority
LIQ — Liquidity Facility
LOC — Letter of Credit
MBIA — Municipal Bond Investors Assurance Corporation—Insured Bonds
MFH — Multi-Family Housing
MTA — Metropolitan Transportation Authority
PCR — Pollution Control Revenue
Radian — Radian Asset Assurance
SPA — Standby Bond Purchase Agreement-Insured Bonds
TCRS — Transferable Custodial Receipts
TFA — Transitional Finance Authority

RATINGS TABLE† (May 31, 2008) (unaudited)
S&P/Moody’s‡
AAA/Aaa	53.5%
AA/Aa	16.5
A	12.7
BBB/Baa	6.3
A-1+	9.8
VMIG1	0.2
NR	1.0
100.0%

†	As a percentage of total investments.

‡	S&P primary rating; Moody’s secondary.

See pages 10 and 11 for definitions of ratings.

See Notes to Financial Statements.

Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report	9

Bond ratings (unaudited) continued

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC, CC and C	—	Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—	Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa	—	Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.
A	—	Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa	—	Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba	—	Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

10	Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report

B	—	Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-term security ratings (unaudited)

SP-1	—	Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1	—	Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1	—	Moody’s highest rating for issues having a demand feature — VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report	11

Statement of assets and liabilities (unaudited)

May 31, 2008

ASSETS:
Investments, at value (Cost — $100,836,341)	$104,105,844
Cash	32,237
Receivable for Fund shares sold	2,488,228
Interest receivable	1,471,728
Receivable for securities sold	60,101
Prepaid expenses	22,223
Total Assets	108,180,361
LIABILITIES:
Distributions payable	80,797
Investment management fee payable	39,893
Distribution fees payable	21,073
Trustees’ fees payable	15,050
Payable for Fund shares repurchased	8,824
Payable to broker — variation margin on open futures contracts	5,500
Accrued expenses	99,824
Total Liabilities	270,961
TOTAL NET ASSETS	$107,909,400
NET ASSETS:
Par value (Note 7)	$122
Paid-in capital in excess of par value	107,021,101
Undistributed net investment income	22,937
Accumulated net realized loss on investments and futures contracts	(2,427,299)
Net unrealized appreciation on investments and futures contracts	3,292,539
TOTAL NET ASSETS	$107,909,400
Shares Outstanding:
Class A	10,032,236
Class C	2,185,638
Class I	7,659
Net Asset Value:
Class A (and redemption price)	$8.83
Class C (and redemption price)	$8.83
Class I (and redemption price)	$8.81
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$9.03

See Notes to Financial Statements.

12	Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended May 31, 2008

INVESTMENT INCOME:
Interest	$2,216,300
EXPENSES:
Investment management fee (Note 3)	245,664
Distribution fees (Note 3 and 5)	112,003
Legal fees	35,510
Shareholder reports (Note 5)	29,333
Audit and tax	17,150
Transfer agent fees (Note 5)	4,608
Trustees’ fees	2,702
Insurance	1,830
Registration fees	1,758
Custody fees	881
Miscellaneous expenses	4,576
Total Expenses	456,015
Less: Fee waivers and/or expense reimbursements (Note 3)	(19,653)
Fees paid indirectly (Note 1)	(37)
Net Expenses	436,325
NET INVESTMENT INCOME	1,779,975
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS (NOTES 1 AND 4):
Net Realized Gain (Loss) From:
Investment transactions	371,761
Futures contracts	(57,834)
Net Realized Gain	313,927
Change in Net Unrealized Appreciation/Depreciation From:
Investments	(249,943)
Futures contracts	23,036
Change in Net Unrealized Appreciation/Depreciation	(226,907)
Net Gain on Investments and Futures Contracts	87,020
INCREASE IN NET ASSETS FROM OPERATIONS	$1,866,995

See Notes to Financial Statements.

Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report	13

Statements of changes in net assets

FOR THE SIX MONTHS ENDED MAY 31, 2008 (unaudited) AND THE YEAR ENDED NOVEMBER 30, 2007	2008	2007
OPERATIONS:
Net investment income	$1,779,975	$3,829,873
Net realized gain	313,927	542,936
Change in net unrealized appreciation/depreciation	(226,907)	(568,638)
Increase in Net Assets From Operations	1,866,995	3,804,171
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(1,757,584)	(3,778,234)
Decrease in Net Assets From Distributions to Shareholders	(1,757,584)	(3,778,234)
FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	22,251,767	17,353,247
Reinvestment of distributions	1,229,752	2,572,433
Cost of shares repurchased	(12,359,745)	(38,597,904)
Increase (Decrease) in Net Assets From Fund Share Transactions	11,121,774	(18,672,224)
INCREASE (DECREASE) IN NET ASSETS	11,231,185	(18,646,287)
NET ASSETS:
Beginning of period	96,678,215	115,324,502
End of period*	$107,909,400	$96,678,215
* Includes undistributed net investment income of:	$22,937	$546

See Notes to Financial Statements.

14	Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report

Financial highlights

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS A SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$8.81	$8.79	$8.74	$8.90	$9.09	$8.92
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.16	0.33	0.33	0.31	0.32	0.31
Net realized and unrealized gain (loss)	0.02	0.01	0.05	(0.16)	(0.19)	0.17
Total income from operations	0.18	0.34	0.38	0.15	0.13	0.48
LESS DISTRIBUTIONS FROM:
Net investment income	(0.16)	(0.32)	(0.33)	(0.31)	(0.32)	(0.31)
Total distributions	(0.16)	(0.32)	(0.33)	(0.31)	(0.32)	(0.31)
NET ASSET VALUE, END OF PERIOD	$8.83	$8.81	$8.79	$8.74	$8.90	$9.09
Total return[3]	2.09%	3.99%	4.44%	1.73%	1.40%	5.44%
NET ASSETS, END OF PERIOD (000s)	$88,544	$84,685	$100,314	$111,073	$125,999	$128,228
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.84%[4]	0.90%[5]	0.77%	0.76%	0.76%	0.76%
Net expenses[6,7]	0.80 [4,8]	0.86 [5]	0.73	0.72	0.72	0.72
Net investment income	3.71 [4]	3.74	3.81	3.55	3.51	3.48
PORTFOLIO TURNOVER RATE	11%	11%	5%	6%	0%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The manager has voluntarily agreed to waive management fees in the amount of 0.04% of average net assets.

[8]	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report	15

Financial highlights continued

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2008[2]	2007	2006	2005	2004	2003
NET ASSET VALUE, BEGINNING OF PERIOD	$8.81	$8.80	$8.75	$8.90	$9.09	$8.93
INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.13	0.27	0.28	0.26	0.26	0.25
Net realized and unrealized gain (loss)	0.02	0.00 [3]	0.04	(0.16)	(0.19)	0.16
Total income from operations	0.15	0.27	0.32	0.10	0.07	0.41
LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)	(0.26)	(0.27)	(0.25)	(0.26)	(0.25)
Total distributions	(0.13)	(0.26)	(0.27)	(0.25)	(0.26)	(0.25)
NET ASSET VALUE, END OF PERIOD	$8.83	$8.81	$8.80	$8.75	$8.90	$9.09
Total return[4]	1.75%	3.17%	3.76%	1.18%	0.72%	4.70%
NET ASSETS, END OF PERIOD (000s)	$19,298	$11,993	$15,011	$17,642	$22,238	$23,911
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.50%[5]	1.57%[6]	1.43%	1.42%	1.40%	1.40%
Net expenses[7,8]	1.46 [5,9]	1.53 [6]	1.38	1.38	1.35	1.36
Net investment income	3.02 [5]	3.07	3.16	2.89	2.88	2.84
PORTFOLIO TURNOVER RATE	11%	11%	5%	6%	0%	7%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2008 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would not have changed.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	The manager has voluntarily agreed to waive management fees in the amount of 0.04% of average net assets.

[9]	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

16	Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED NOVEMBER 30, UNLESS OTHERWISE NOTED:
CLASS I SHARES[1]	2008[2]
NET ASSET VALUE, BEGINNING OF PERIOD	$8.80
INCOME FROM OPERATIONS:
Net investment income	0.05
Net realized and unrealized gain	0.01
Total income from operations	0.06
LESS DISTRIBUTIONS FROM:
Net investment income	(0.05)
Total distributions	(0.05)
NET ASSET VALUE, END OF PERIOD	$8.81
Total return[3]	0.68%
NET ASSETS, END OF PERIOD (000s)	$67
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.54%[4]
Net expenses[5,6,7]	0.50 [4]
Net investment income	3.41 [4]
PORTFOLIO TURNOVER RATE	11%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period April 1, 2008 (inception date) to May 31, 2008 (unaudited).

[3]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	The manager has voluntarily agreed to waive management fees in the amount of 0.04% of average net assets.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report	17

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Legg Mason Partners Intermediate Maturity New York Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Financial futures contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin, equal in value to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting New York.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments

18	Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report

sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(d) Distributions to shareholders. Distributions from net investment income on the shares of the Fund are declared each business day to shareholders of record, and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Class accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(f) Fees paid indirectly. The Fund’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Fund. The amount is shown as a reduction of expenses on the Statement of Operations.

(g) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of May 31, 2008, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report	19

Notes to financial statements (unaudited) continued

2. Investment valuation

Effective December 1, 2007, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	MAY 31, 2008	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)
Investments in Securities	$104,105,844	—	$104,105,844	—
Other Financial Instruments*	23,036	$23,036	—	—
Total	$104,128,880	$23,036	$104,105,844	—

*Other	financial instruments may include written options, futures, swaps and forward contracts.

3. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

20	Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Fund.

The manager has voluntarily agreed to waive management fees in the amount of 0.04% of the average daily net assets of the Fund. This fee waiver is voluntary and may be terminated at any time.

During the six months ended May 31, 2008, LMPFA waived a portion of its fee in the amount of $19,653.

Effective December 1, 2007, Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor. Prior to December 1, 2007, Citigroup Global Markets Inc. (“CGM”) and LMIS served as co-distributors of the Fund.

There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales.

For the six months ended May 31, 2008, LMIS and its affiliates received sales charges of approximately $3,000 on sales of the Fund’s Class A shares. In addition, for the six months ended May 31, 2008, CDSCs paid to LMIS and its affiliates were approximately $5,000.

The Fund had adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Operations under Trustees’ fees and are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of May 31, 2008, the Fund had accrued $5,700 as deferred compensation payable.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report	21

Notes to financial statements (unaudited) continued

4. Investments

During the six months ended May 31, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$10,708,550
Sales	11,662,080

At May 31, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$3,313,038
Gross unrealized depreciation	(43,535)
Net unrealized appreciation	$3,269,503

At May 31, 2008, the Fund had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN
Contracts to Sell:
U.S. Treasury Notes	22	9/08	$2,495,973	$2,472,937	$23,036

5. Class specific expenses

The Fund has adopted a Rule 12b-1distribution plan and under that plan the Fund pays a service fee with respect to its Class A and C shares calculated at the annual rate of 0.15% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to its Class C shares calculated at the annual rate of 0.60% of Class C shares average daily net assets. Distribution fees are accrued daily and paid monthly.

For the six months ended May 31, 2008, class specific expenses were as follows:

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES
Class A	$64,118	$3,438	$22,399
Class C	47,885	1,169	6,933
Class I*	—	1	1
Total	$112,003	$4,608	$29,333

*	For the period April 1, 2008 (inception date) to May 31, 2008.

22	Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report

6. Distributions to shareholders by class

	SIX MONTHS ENDED MAY 31, 2008	YEAR ENDED NOVEMBER 30, 2007
Net investment income:
Class A	$1,567,689	$3,380,474
Class C	189,797	397,760
Class I*	98	—
Total	$1,757,584	$3,778,234

*	For the period April 1, 2008 (inception date) to May 31, 2008.

7. Shares of beneficial interest

At May 31, 2008, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	SIX MONTHS ENDED MAY 31, 2008		YEAR ENDED NOVEMBER 30, 2007
	SHARES	AMOUNT	SHARES	AMOUNT
Class A
Shares sold	1,556,306	$13,770,021	1,832,964	$16,066,221
Shares issued on reinvestment	124,724	1,099,380	264,430	2,313,696
Shares repurchased	(1,260,583)	(11,101,495)	(3,891,385)	(34,031,991)
Net increase (decrease)	420,447	$3,767,906	(1,793,991)	$(15,652,074)
Class C
Shares sold	952,068	$8,414,246	146,693	$1,287,026
Shares issued on reinvestment	14,772	130,270	29,560	258,737
Shares repurchased	(141,931)	(1,258,250)	(521,574)	(4,565,913)
Net increase (decrease)	824,909	$7,286,266	(345,321)	$(3,020,150)
Class I*
Shares sold	7,647	$67,500	—	—
Shares issued on reinvestment	12	102	—	—
Net increase	7,659	$67,602	—	—

*	For the period April 1, 2008 (inception date) to May 31, 2008.

8. Capital loss carryforward

On November 30, 2007, the Fund had for federal income tax purposes, a net capital loss carryforward of approximately $2,963,461, of which $499,722 expires in 2011 and $2,463,739 expires in 2012. These amounts will be available to offset any future taxable capital gains.

Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report	23

Notes to financial statements (unaudited) continued

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Fund, and CGM, a former distributor of the Fund, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated there under (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be

24	Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report

made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Fund, and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report	25

Notes to financial statements (unaudited) continued

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

26	Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report

11. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report	27

Notes to financial statements (unaudited) continued

12. Recent accounting pronouncements

In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and related disclosures.

28	Legg Mason Partners Intermediate Maturity New York Municipals Fund 2008 Semi-Annual Report

Legg Mason Partners

Intermediate Maturity

New York Municipals Fund

Trustees

Elliott J. Berv

A. Benton Cocanougher

Jane F. Dasher

Mark T. Finn

R. Jay Gerken, CFA
Chairman

Rainer Greeven

Stephen R. Gross

Richard E. Hanson, Jr.

Diana R. Harrington

Susan M. Heilbron

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company

Distributor

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

PNC Global Investment Servicing (formerly, PFPC Inc.)

4400 Computer Drive

Westborough,

Massachusetts 01581

Independent registered public accounting firm

KPMG LLP

345 Park Avenue

New York, New York 10154

Legg Mason Partners Intermediate Maturity New York Municipals Fund

The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland business trust.

LEGG MASON PARTNERS INTERMEDIATE MATURITY NEW YORK MUNICIPALS FUND

Legg Mason Partners Funds

55 Water Street

New York, New York 10041

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Legg Mason Partners Intermediate Maturity New York Municipals Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors

© 2008 Legg Mason Investor Services, LLC

Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked ninth-largest money manager in 2008, based on 12/31/07 assets under management, according to Pensions & Investments, May 2008.

www.leggmason.com/individualinvestors

©2008 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD2401 7/08 SR08-604

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	Principal Accountant Fees And Services

Not Applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF INCOME SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1) Not Applicable

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken) Chief Executive Officer of
Legg Mason Partners Income Trust

Date: August 6, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Income Trust

Date: August 6, 2008

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Income Trust

Date: August 6, 2008